Net Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 92,167	$ 84,815
Total accumulated amortization	(56,242)	(47,579)
Subtotal	35,925	37,236
Goodwill	7,119	12,250
Net intangible assets including goodwill	43,044	49,486
Total amortization expense	8,976	14,332	$ 15,108
Estimated aggregate amortization expense for 2017	13,949
Estimated aggregate amortization expense for 2018	9,073
Estimated aggregate amortization expense for 2019	2,843
Estimated aggregate amortization expense for 2020	1,347
Estimated aggregate amortization expense for 2021	1,347
Estimated aggregate amortization expense thereafter	7,366
Mexico [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	0	6,013
Brazil [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	5,100	4,191
Chile [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,110	1,050
Argentina [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	411	504
Ecuador [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	273	273
Peru [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	167	165
Colombia [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	58	54
Computer Software Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	66,969	60,088
Initial Franchise Fees [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	15,039	14,659
Reacquired Franchise Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	8,219	8,128
Letter of Credit Fees [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	940	940
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 1,000	$ 1,000